Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property and Equipment (Detail)	Dec. 31, 2023
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Minimum [Member] | Electric Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	3 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	3 years
Minimum [Member] | Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	4 years
Minimum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	3 years
Maximum [Member] | Electric Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	5 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	5 years
Maximum [Member] | Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	5 years
Maximum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful life	5 years